Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	60 Months Ended	90 Months Ended	112 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000096621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	12.81%		0.88%			3.36%
C000096623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.68%		0.69%			2.95%
C000096624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000096625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000020576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	9.26%		0.24%			2.24%
C000020577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.10%		0.07%			1.84%
C000054742
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000096845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000096630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	7.38%		0.60%			1.94%
C000096632
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.03%		0.41%			1.53%
C000096627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000096628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000020589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	10.01%		0.61%			2.45%
C000020591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.89%		0.41%			2.04%
C000054746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000050290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000020593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	8.71%		0.59%			2.35%
C000054747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000096846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000096633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	3.30%		0.51%			0.88%
C000096635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.96%		0.32%			0.48%
C000096636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000096637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000232851
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	6.89%	(0.50%)
C000232852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.60%	(0.41%)
C000232853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000232849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000232850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000020595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	9.44%		0.50%			2.09%
C000020596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.29%		0.34%			1.69%
C000054748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000096847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000155633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	6.28%		0.85%		2.14%
C000155634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.08%		0.63%		1.69%
C000155635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000155636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000096621
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%		1.34%			3.60%
Without Sales Load [Member] | C000096623
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%		0.69%			2.95%
Without Sales Load [Member] | C000096624
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%		1.44%			3.71%
Without Sales Load [Member] | C000188226
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%		1.59%	3.61%
Without Sales Load [Member] | C000096625
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%		1.54%			3.80%
Without Sales Load [Member] | C000020576
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%		0.69%			2.47%
Without Sales Load [Member] | C000020577
Average Annual Return [Line Items]
Average Annual Return, Percent	11.10%		0.07%			1.84%
Without Sales Load [Member] | C000054742
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%		0.79%			2.57%
Without Sales Load [Member] | C000188221
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%		0.93%	2.49%
Without Sales Load [Member] | C000096845
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%		0.89%			2.66%
Without Sales Load [Member] | C000096630
Average Annual Return [Line Items]
Average Annual Return, Percent	9.80%		1.06%			2.17%
Without Sales Load [Member] | C000096632
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%		0.41%			1.53%
Without Sales Load [Member] | C000096627
Average Annual Return [Line Items]
Average Annual Return, Percent	9.80%		1.14%			2.26%
Without Sales Load [Member] | C000188227
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%		1.30%	2.46%
Without Sales Load [Member] | C000096628
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%		1.26%			2.37%
Without Sales Load [Member] | C000020589
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%		1.06%			2.69%
Without Sales Load [Member] | C000020591
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%		0.41%			2.04%
Without Sales Load [Member] | C000054746
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%		1.14%			2.77%
Without Sales Load [Member] | C000188222
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%		1.28%	2.83%
Without Sales Load [Member] | C000050290
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		1.24%			2.87%
Without Sales Load [Member] | C000020593
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%		1.05%			2.57%
Without Sales Load [Member] | C000054747
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%		1.15%			2.67%
Without Sales Load [Member] | C000188223
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%		1.25%	2.77%
Without Sales Load [Member] | C000096846
Average Annual Return [Line Items]
Average Annual Return, Percent	11.36%		1.22%			2.78%
Without Sales Load [Member] | C000096633
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%		0.96%			1.11%
Without Sales Load [Member] | C000096635
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%		0.32%			0.48%
Without Sales Load [Member] | C000096636
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%		1.06%			1.21%
Without Sales Load [Member] | C000188228
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%		1.19%	1.57%
Without Sales Load [Member] | C000096637
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%		1.16%			1.31%
Without Sales Load [Member] | C000232851
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	0.34%
Without Sales Load [Member] | C000232852
Average Annual Return [Line Items]
Average Annual Return, Percent	8.60%	(0.41%)
Without Sales Load [Member] | C000232853
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	0.45%
Without Sales Load [Member] | C000232849
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%	0.59%
Without Sales Load [Member] | C000232850
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%	0.55%
Without Sales Load [Member] | C000020595
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%		0.96%			2.33%
Without Sales Load [Member] | C000020596
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%		0.34%			1.69%
Without Sales Load [Member] | C000054748
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%		1.06%			2.43%
Without Sales Load [Member] | C000188224
Average Annual Return [Line Items]
Average Annual Return, Percent	12.33%		1.20%	2.43%
Without Sales Load [Member] | C000096847
Average Annual Return [Line Items]
Average Annual Return, Percent	12.29%		1.16%			2.54%
Without Sales Load [Member] | C000155633
Average Annual Return [Line Items]
Average Annual Return, Percent	8.74%		1.31%		2.39%
Without Sales Load [Member] | C000155634
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%		0.63%		1.69%
Without Sales Load [Member] | C000155635
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%		1.41%		2.49%
Without Sales Load [Member] | C000188229
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%		1.56%	2.65%
Without Sales Load [Member] | C000155636
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%		1.50%		2.60%
Lord Abbett Index: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	17.38%		3.07%			4.52%
Lord Abbett Index: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	17.38%		3.07%			4.52%
Lord Abbett Index: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	17.38%		3.07%			4.52%
Lord Abbett Index: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	17.38%		3.07%	4.70%
Lord Abbett Index: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	17.38%		3.07%			4.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%	2.47%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%		1.45%			2.24%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%		1.45%			2.24%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%		1.45%			2.24%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%		1.45%	2.27%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%		1.45%			2.24%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%	2.47%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%	2.47%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return, Percent	6.09%		1.35%			1.41%
Lord Abbett Index: Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return, Percent	6.09%		1.35%			1.41%
Lord Abbett Index: Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return, Percent	6.09%		1.35%			1.41%
Lord Abbett Index: Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return, Percent	6.09%		1.35%	1.56%
Lord Abbett Index: Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return, Percent	6.09%		1.35%			1.41%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%	0.79%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%	0.79%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%	0.79%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%	0.79%
Lord Abbett Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	8.47%	0.79%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%	2.47%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%		1.39%			2.52%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return, Percent	6.93%		1.38%		1.77%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return, Percent	6.93%		1.38%		1.77%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return, Percent	6.93%		1.38%		1.77%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return, Percent	6.93%		1.38%	1.78%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return, Percent	6.93%		1.38%		1.77%
Lord Abbett Index: Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return, Percent	14.89%		2.51%			3.83%
Lord Abbett Index: Lipper High Yield Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Municipal Debt Funds Average
Average Annual Return, Percent	15.02%		1.69%			3.33%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return, Percent	14.89%		2.51%			3.83%
Lord Abbett Index: Lipper High Yield Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Municipal Debt Funds Average
Average Annual Return, Percent	15.02%		1.69%			3.33%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return, Percent	14.89%		2.51%			3.83%
Lord Abbett Index: Lipper High Yield Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Municipal Debt Funds Average
Average Annual Return, Percent	15.02%		1.69%			3.33%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return, Percent	14.89%		2.51%	3.93%
Lord Abbett Index: Lipper High Yield Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Municipal Debt Funds Average
Average Annual Return, Percent	15.02%		1.69%	3.24%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.65%
Lord Abbett Index: Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index
Average Annual Return, Percent	14.89%		2.51%			3.83%
Lord Abbett Index: Lipper High Yield Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Municipal Debt Funds Average
Average Annual Return, Percent	15.02%		1.69%			3.33%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper California Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Average
Average Annual Return, Percent	11.91%		1.06%			2.47%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper California Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Average
Average Annual Return, Percent	11.91%		1.06%			2.47%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper California Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Average
Average Annual Return, Percent	11.91%		1.06%			2.47%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper California Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Average
Average Annual Return, Percent	11.91%		1.06%	2.39%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.65%
Lord Abbett Index: Lipper California Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Average
Average Annual Return, Percent	11.91%		1.06%			2.47%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.65%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper General Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General Municipal Debt Funds Average
Average Annual Return, Percent	11.53%		1.18%			2.34%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper General Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General Municipal Debt Funds Average
Average Annual Return, Percent	11.53%		1.18%			2.34%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper General Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General Municipal Debt Funds Average
Average Annual Return, Percent	11.53%		1.18%			2.34%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper General Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General Municipal Debt Funds Average
Average Annual Return, Percent	11.53%		1.18%	2.31%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.65%
Lord Abbett Index: Lipper General Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General Municipal Debt Funds Average
Average Annual Return, Percent	11.53%		1.18%			2.34%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper New Jersey Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New Jersey Municipal Debt Funds Average
Average Annual Return, Percent	10.50%		1.24%			2.39%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper New Jersey Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New Jersey Municipal Debt Funds Average
Average Annual Return, Percent	10.50%		1.24%			2.39%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper New Jersey Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New Jersey Municipal Debt Funds Average
Average Annual Return, Percent	10.50%		1.24%	2.47%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.65%
Lord Abbett Index: Lipper New Jersey Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New Jersey Municipal Debt Funds Average
Average Annual Return, Percent	10.50%		1.24%			2.39%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper Short Duration Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Duration Municipal Debt Funds Average
Average Annual Return, Percent	5.44%		1.33%			1.17%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper Short Duration Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Duration Municipal Debt Funds Average
Average Annual Return, Percent	5.44%		1.33%			1.17%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper Short Duration Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Duration Municipal Debt Funds Average
Average Annual Return, Percent	5.44%		1.33%			1.17%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper Short Duration Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Duration Municipal Debt Funds Average
Average Annual Return, Percent	5.44%		1.33%	1.43%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.65%
Lord Abbett Index: Lipper Short Duration Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Duration Municipal Debt Funds Average
Average Annual Return, Percent	5.44%		1.33%			1.17%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%	(0.78%)
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%	(0.78%)
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%	(0.78%)
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%	(0.78%)
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%	(0.78%)
Lord Abbett Index: Lipper New York Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Average
Average Annual Return, Percent	12.11%		1.14%			2.33%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper New York Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Average
Average Annual Return, Percent	12.11%		1.14%			2.33%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper New York Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Average
Average Annual Return, Percent	12.11%		1.14%			2.33%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Lipper New York Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Average
Average Annual Return, Percent	12.11%		1.14%	2.22%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.65%
Lord Abbett Index: Lipper New York Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Average
Average Annual Return, Percent	12.11%		1.14%			2.33%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%			1.84%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return, Percent	8.40%		2.55%		2.37%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%		1.82%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return, Percent	8.40%		2.55%		2.37%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%		1.82%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return, Percent	8.40%		2.55%		2.37%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%		1.82%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return, Percent	8.40%		2.55%	3.21%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.65%
Lord Abbett Index: Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%
Average Annual Return, Percent	8.40%		2.55%		2.37%
Lord Abbett Index: Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%		1.82%